Consolidated Statements of Income (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income [Abstract]
Gain (loss) on disposal of discontinued operations	$ 114,702	$ 272,307	$ (8,238)